Note 3. Restricted Cash: Schedule of Restricted Cash and Cash Equivalents (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Restricted cash	$ 279,093	$ 0
Insurance premium escrow
Restricted cash	194,123	0
Billboard replacement reserve
Restricted cash	$ 84,970	$ 0